ALLOWANCES FOR DOUBTFUL RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2013
Allowances for accounts receivable
ALLOWANCE
Schedule of allowances

	At December 31, 2012	At June 30, 2013
Beginning of the year	$1,090	$1,822
Allowances made during the year/period	852	2,734
Write off	(143)	—
Foreign exchange effect	23	(145)
Closing balance	$1,822	$4,411

Allowances for other receivables
ALLOWANCE
Schedule of allowances
	At December 31, 2012	At June 30, 2013
Beginning of the year	$8,739	$8, 696
Allowances made during the year/period	4	203
Write off	(48)	—
Foreign exchange effect	1	2
Closing balance	$8,696	$8,901

Allowances for advances for purchases of property, plant and equipment
ALLOWANCE
Schedule of allowances
	At December 31, 2012	At June 30, 2013
Beginning of the year	$1,268	$1,276
Reversal made during the year/period	(5)	(7)
Foreign exchange effect	13	19
Closing balance	$1,276	$1,288

Allowances for advances to suppliers
ALLOWANCE
Schedule of allowances
	At December 31, 2012	At June 30, 2013
Beginning of the year	$4,406	$4,425
Allowances(reversal) made during the year/period	2	(18)
Foreign exchange effect	17	26
Closing balance	$4,425	$4,433